Other financial assets and other non-current assets -Summary of Detailed Information About Other Financial Assets and Other Noncurrent Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Other Financial Assets And Other Noncurrent Assets [Abstract]
Unpaid contribution of capital		€ 79,343
Loans receivable (net of expected credit loss)	€ 1,201	4,463
Deposits	1,855	1,228
Equity investment	2,605
Other financial assets	365	10,021
Prepayment non-current	35,305
Total	€ 41,331	€ 95,055